Income Taxes - Schedule of Activity in the Valuation Allowance for Deferred Tax Assets (Detail) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Jul. 02, 2016	Dec. 31, 2016	Jan. 02, 2016	Jan. 03, 2015
Activity in the valuation allowance for deferred tax assets
Balance at beginning of period		$ 109,690	$ 126,392	$ 94,952
Additions				31,440
Valuation allowance released	$ (56,496)	$ (109,690)	(15,812)
Other deductions			(890)
Balance at end of period			$ 109,690	$ 126,392